UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21897

Manager Directed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Scott M. Ostrowski, President
Manager Directed Portfolios
c/o U.S. Bank Global Fund Services
811 East Wisconsin Avenue, 8th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-4339
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2021

Date of reporting period:  June 30, 2021

Item 1. Reports to Stockholders.

(a)	[Insert full text of semi-annual or annual report here]

Vert Global Sustainable Real Estate Fund

Annual Report
June 30, 2021

Vert Global Sustainable Real Estate Fund

Table of Contents

Letter to Shareholders	3
Investment Highlights	5
Sector & Country Allocations	6
Schedule of Investments	7
Statement of Assets and Liabilities	12
Statement of Operations	13
Statements of Changes in Net Assets	14
Financial Highlights	15
Notes to Financial Statements	16
Report of Independent Registered Public Accounting Firm	26
Expense Example	27
Statement Regarding Liquidity Risk Management Program	29
Notice to Shareholders	30
Trustees and Officers	31
Privacy Notice	34

Vert Global Sustainable Real Estate Fund

Management’s Discussion of Fund Performance for the period ending June 30, 2021.

For the 12 months from July 1, 2020 to June 30, 2021, the Fund had a total return of 34.72%, net of fees.  Over those same 12 months, the S&P Global REIT Index return was 34.83%.

The public real estate sector was hit particularly hard by the COVID-19 crisis.  Many real estate companies saw their stock values drop more than 50%, and the real estate sector dropped by more than 25%. It is our view that the recovery has been just as, if not more, dramatic. The stock prices of Real Estate Investment Trusts (REITs), as a group, have completely recovered from the lows brought on by the pandemic, and then some. Since the pandemic hit in the first quarter of 2020, REITs have now had 5 quarters of consecutive positive returns.  In three of those quarters, returns were north of 10%.

It is hard to imagine this pattern of returns, let alone try to predict it. One of the pandemic’s many lessons for investors is one we’ve heard time and again.  Keep your discipline and stay invested.  Vert kept the Fund fully invested in equity REITs throughout this trying time.

REITs and their responses to the pandemic

We were pleased to see so many REITs in the portfolio respond to the crisis with support for their stakeholders. Recognizing that they were often in a stronger financial position than their employees, tenants and communities, they provided immediate relief in the worst days of the crisis.

•
Hersha Hospitality Trust offered their unoccupied Manhattan hotel rooms to frontline healthcare workers so they could sleep close to their hospitals without fear of infecting their own families by returning home each night.

•
Boston Properties hired acclaimed public health researcher Professor Joe Allen to design the company’s new Health Security Plan —which they then published free to other office owners to help everyone get back to work more quickly and more safely.

•	AvalonBay Communities suspended evictions, created rent deferral plans and waived late fees for residents struggling to make rent.

•	LINK REIT developed mental health support resources for their employees, most of which were under stay at home orders in small Hong Kong apartments.

REITs also began preparing for the recovery and the new normal. The suddenly ubiquitous Work From Home experiment has changed appetites not just for office space but for residences as well.  And the already obvious trend to online retail accelerated even more.  We believe that the stark reality is that tenants will want facilities that meet their new reality.  They’ll want buildings that are healthier, more resilient, flexible, and sustainable.

•
Safer and healthier.  Air quality is the new must have and Health and Well-being certifications, once a rarity, are in high demand.  Empire Realty—owner of the Empire State Building—have already converted their buildings to Well and Fitwel standards.  These newer certifications let tenants know the building is optimized for health and wellbeing.

•	Resilient. The ability to stay open through the next pandemic, flood, wildfire, heat wave, or power outage is critical. Kilroy Realty already had updated all their

Vert Global Sustainable Real Estate Fund

buildings’ Emergency Response Programs to incorporate scenarios of extreme weather due to climate change in 2019.  Now all new developments and renovations consider sea level rise and other potential impacts from climate change.

•
Flexible. The capability to adapt space to meet changing priorities like e-commerce and work from home.  Retail space is being repurposed into health care facilities, distribution centers, and even ‘ghost’ kitchens (delivery only). Apartment buildings owners like AvalonBay Communities are creating office spaces on site so residents don’t have to commute.

•
Sustainable.  The pandemic did not place climate change on the back burner-quite the opposite.  More companies committed to net zero and science-based targets than ever before. 38 REITs in the portfolio have committed to leading the zero-carbon transition by setting emissions reductions targets through the Science Based Targets initiative (SBTi). Companies who are looking for ways to reduce their own footprint will likely choose to rent space from firms like these that can help them achieve their goals.

With the arrival of effective vaccines, the worst of the COVID-19 crisis might be behind us.  Much uncertainty remains due to low vaccination rates in some areas and the emergence of new variants of the virus.  It would be premature to assume volatility in markets will subside. With so much unknown, it is our view that the best course is to stay the course. Our investment philosophy and strategy remains consistent.

Sincerely,

Sam Adams
CEO – Vert Asset Management, LLC

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice. Must be preceded or accompanied by a prospectus.

Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please refer to the Schedule of Investments in this report for a complete list of Fund holdings.

Mutual fund investments involve risk. Principal loss is possible. Investors should be aware of the risks involved with investing in a fund concentrating in REITs and real estate securities, such as declines in the value of real estate and increased susceptibility to adverse economic or regulatory developments. Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods. A REIT’s share price may decline because of adverse developments affecting the real estate industry. REITs may be subject to special tax rules and may not qualify for favorable federal tax treatment which could have adverse tax consequences. The Fund’s focus on sustainability may limit the number of investment opportunities available to the Fund and at times the Fund may underperform funds that are not subject to similar investment considerations. Diversification does not assure a profit or protect against loss in a declining market.

The S&P Global REIT Index is drawn from constituents in the S&P Global Property Index. Constituents must conform to the legal structures that define a real estate investment trust in the U.S., or similar guidelines in the country of their domicile. The REITs in the index are primarily companies that invest in buildings, which are human occupied or used for storage. The REIT indices specifically exclude timber REITs, mortgage REITs and mortgage-backed REITs. One cannot invest directly in an index.

The Vert Global Sustainable Real Estate Fund is distributed by Quasar Distributors, LLC.

Vert Global Sustainable Real Estate Fund
Investment Highlights (Unaudited)

Comparison of the Change in Value of a Hypothetical $10,000 Investment
in the Vert Global Sustainable Real Estate Fund – Institutional Shares and
the S&P Global REIT Index and Morningstar Global Markets REIT Index

		Since Inception
Annualized Total Return Periods Ended June 30, 2021:	One Year	(10/31/2017)
Vert Global Sustainable Real Estate Fund – Institutional Shares	34.72%	6.10%
S&P Global REIT Index	34.83%	7.03%
Morningstar Global Markets REIT Index	30.69%	8.23%

Expense ratios*: Gross 1.12%, Net 0.50% (Institutional Shares)

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-844-740-VERT.

This chart illustrates the performance of a hypothetical $10,000 investment made in the Fund on October 31, 2017, the Fund’s inception date. Returns reflect the reinvestment of dividends and capital gain distributions. The performance data and expense ratios shown reflect a contractual fee waiver made by the Advisor, currently, through October 31, 2022. In the absence of fee waivers, returns would be reduced. The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares. This chart does not imply any future performance.

*  The expense ratios presented are from the most recent prospectus.

Vert Global Sustainable Real Estate Fund

SECTOR ALLOCATION OF PORTFOLIO ASSETS
at June 30, 2021 (Unaudited)

COUNTRY ALLOCATION OF PORTFOLIO ASSETS
at June 30, 2021 (Unaudited)

United States	68.3%
Japan	7.7%
Australia	7.1%
United Kingdom	5.5%
France	3.3%
Hong Kong	2.1%
Singapore	1.4%
Canada	0.6%
Belgium	0.6%
South Africa	0.5%
New Zealand	0.5%
Germany	0.3%
Spain	0.3%
Mexico	0.2%
Netherlands	0.2%
Ireland	0.1%
Guernsey	0.0%
Other Assets in Excess of Liabilities	1.3%

Percentages represent market value as a percentage of net assets.

Vert Global Sustainable Real Estate Fund

SCHEDULE OF INVESTMENTS
at June 30, 2021

	Number of
REITS – 98.7%	Shares	Value
Diversified REITs – 10.2%
Activia Properties, Inc. (b)	85	$402,357
Alexander & Baldwin, Inc.	10,102	185,069
American Assets Trust, Inc.	6,707	250,104
Charter Hall Long Wale REIT (b)	77,734	276,328
Cofinimmo SA (b)	3,767	573,825
Covivio (b)	6,749	577,762
Cromwell EU REIT(b)	43,319	127,900
Empire State Realty Trust, Inc.	19,068	228,816
Gecina SA (b)	5,958	912,834
Goodman Property Trust (b)	153,498	247,301
GPT Group (b)	248,548	909,225
Growthpoint Properties Australia Ltd. (b)	41,928	127,700
Growthpoint Properties Ltd. (b)	418,787	436,970
Hulic Reit, Inc. (b)	165	277,703
ICADE (b)	3,813	329,026
Kenedix Office Investment Corp. (b)	56	394,397
Land Securities Group PLC (b)	90,167	841,497
LondonMetric Property PLC (b)	112,141	358,720
Mirvac Group (b)	510,407	1,112,871
Morguard Real Estate Investment Trust (a)	4,903	26,224
NIPPON REIT Investment Corp. (b)	60	246,710
Nomura Real Estate Master Fund, Inc. (b)	603	965,062
Premier Investment Corp. (b)	172	253,934
Redefine Properties Ltd. (a)(b)	771,380	231,198
Schroder Real Estate Investment Trust Ltd. (b)	92,182	62,227
Sekisui House Reit, Inc. (b)	529	437,799
Stockland (b)	303,392	1,056,489
Tokyu REIT, Inc. (b)	109	200,788
United Urban Investment Corp. (b)	384	554,609
Washington Real Estate Investment Trust	11,436	263,028
		12,868,473
Health Care REITs – 8.0%
Healthpeak Properties, Inc.	70,362	2,342,351
Physicians Realty Trust	21,630	399,506
Ventas, Inc.	48,146	2,749,136

The accompanying notes are an integral part of these financial statements.

Vert Global Sustainable Real Estate Fund

SCHEDULE OF INVESTMENTS (Continued)
at June 30, 2021

	Number of
REITS – 98.7% (Continued)	Shares	Value
Health Care REITs – 8.0% (Continued)
Welltower, Inc.	54,477	$4,527,039
		10,018,032
Hotel & Resort REITs – 2.1%
DiamondRock Hospitality Co. (a)	29,496	286,111
Hersha Hospitality Trust (a)	4,777	51,401
Host Hotels & Resorts, Inc. (a)	92,129	1,574,485
Pebblebrook Hotel Trust	16,897	397,924
RLJ Lodging Trust	21,539	328,039
		2,637,960
Industrial REITs – 16.6%
Americold Realty Trust	31,303	1,184,818
Dream Industrial Real Estate Investment Trust (a)(b)	12,500	154,082
Duke Realty Corp.	50,074	2,371,004
Frasers Logistics & Industrial Trust (b)	360,100	386,053
Goodman Group (b)	215,734	3,414,143
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	10,254	575,762
Industrial & Infrastructure Fund Investment Corp. (b)	242	461,254
Japan Logistics Fund, Inc. (b)	106	318,750
LaSalle Logiport REIT (b)	225	379,945
Mitsubishi Estate Logistics REIT Investment Corp. (b)	50	221,207
Nippon Prologis REIT, Inc. (b)	291	925,414
PLA Administradora Industrial S de RL de CV (b)	88,040	133,734
Prologis Property Mexico SA de CV (b)	60,991	136,399
Prologis, Inc.	49,911	5,965,862
Rexford Industrial Realty, Inc.	17,641	1,004,655
Segro PLC (b)	161,868	2,450,400
STAG Industrial, Inc.	20,836	779,891
		20,863,373
Office REITs – 12.9%
Alexandria Real Estate Equities, Inc.	18,686	3,399,731
Alstria Office REIT-AG (b)	20,083	371,057
Befimmo SA (b)	3,130	124,275
Boston Properties, Inc.	19,346	2,216,858
Brandywine Realty Trust	22,293	305,637
Columbia Property Trust, Inc.	15,609	271,441

The accompanying notes are an integral part of these financial statements.

Vert Global Sustainable Real Estate Fund

SCHEDULE OF INVESTMENTS (Continued)
at June 30, 2021

	Number of
REITS – 98.7% (Continued)	Shares	Value
Office REITs – 12.9% (Continued)
Corporate Office Properties Trust	14,656	$410,221
Cousins Properties, Inc.	1,584	58,260
Cromwell Property Group (b)	200,484	131,498
Derwent London PLC (b)	13,098	600,792
Dexus Property Group (b)	139,258	1,110,127
Dream Office Real Estate Investment Trust (a)(b)	2,900	53,714
Equity Commonwealth	15,908	416,790
Franklin Street Properties Corp.	14,960	78,690
Great Portland Estates PLC (b)	28,480	279,209
Hibernia REIT Plc (b)	88,082	129,509
Hudson Pacific Properties, Inc.	19,696	547,943
Inmobiliaria Colonial Socimi SA (b)	34,043	343,804
Japan Excellent, Inc. (b)	161	229,623
Japan Prime Realty Investment Corp. (b)	104	406,884
JBG SMITH Properties	15,417	485,790
Keppel REIT (b)	242,000	212,899
Kilroy Realty Corp.	13,675	952,327
Manulife US Real Estate Investment Trust (b)	189,909	150,027
McKay Securities PLC (b)	4,677	15,139
Mori Hills REIT Investment Corp. (b)	198	297,027
Paramount Group, Inc.	22,855	230,150
Piedmont Office Realty Trust, Inc.	16,183	298,900
Precinct Properties New Zealand Ltd. (b)	162,490	181,690
SL Green Realty Corp.	9,049	723,920
Vornado Realty Trust	21,235	991,037
Workspace Group PLC (b)	16,566	191,117
		16,216,086
Residential REITs – 14.7%
Advance Residence Investment Corp. (b)	169	562,968
AvalonBay Communities, Inc.	18,134	3,784,384
Boardwalk Real Estate (a)(b)	2,000	65,957
Comforia Residential REIT, Inc. (b)	85	267,762
Equity LifeStyle Properties, Inc.	22,599	1,679,332
Equity Residential	46,359	3,569,643
Essex Property Trust, Inc.	8,481	2,544,385
Home REIT PLC (b)	16,355	25,565

The accompanying notes are an integral part of these financial statements.

Vert Global Sustainable Real Estate Fund

SCHEDULE OF INVESTMENTS (Continued)
at June 30, 2021

	Number of
REITS – 98.7% (Continued)	Shares	Value
Residential REITs – 14.7% (Continued)
Kenedix Residential Next Investment Corp. (b)	121	$261,410
Killam Apartment Real Estate Investment Trust (a)(b)	7,600	124,276
NexPoint Residential Trust, Inc.	2,823	155,209
Nippon Accommodations Fund, Inc. (b)	59	340,195
Sun Communities, Inc.	14,421	2,471,759
The UNITE Group PLC (b)	43,620	648,046
UDR, Inc.	38,732	1,897,093
UMH Properties, Inc.	5,722	124,854
		18,522,838
Retail REITs – 15.5%
Alexander’s, Inc.	369	98,874
Altarea SCA (b)	518	108,803
British Land Company PLC (b)	114,231	781,409
CapitaLand Mall Trust (b)	592,012	921,715
Charter Hall Retail REIT (b)	73,837	209,639
Eurocommercial Properties NV (b)	5,406	134,817
Federal Realty Investment Trust	9,131	1,069,879
Hammerson PLC (b)	403,661	207,799
Japan Retail Fund Investment Corp. (b)	998	1,081,802
Kenedix Retail REIT Corp. (b)	73	197,399
Kimco Realty Corp.	56,564	1,179,359
Kiwi Property Group Ltd. (b)	218,250	177,772
Klepierre SA (b)	26,372	679,440
Link REIT (b)	273,495	2,646,157
Macerich Co.	19,417	354,360
Mercialys SA (b)	9,124	110,488
Regency Centers Corp.	19,947	1,278,004
RioCan Real Estate Investment Trust (b)	19,956	355,460
Shaftesbury PLC (b)	24,729	194,550
Simon Property Group, Inc.	42,866	5,593,156
Unibail-Rodamco-Westfield (a)(b)	16,176	1,402,391
Vastned Belgium NV (b)	234	8,490
Vastned Retail NV (b)	1,527	44,755
Vicinity Centres (b)	502,067	578,864

The accompanying notes are an integral part of these financial statements.

Vert Global Sustainable Real Estate Fund

SCHEDULE OF INVESTMENTS (Continued)
at June 30, 2021

	Number of
REITS – 98.7% (Continued)	Shares	Value
Retail REITs – 15.5% (Continued)
Wereldhave Belgium VA (b)	447	$25,839
Wereldhave NV (b)	4,825	82,426
		19,523,647
Specialized REITs – 18.7%
American Tower Corp.	23,611	6,378,276
Big Yellow Group PLC (b)	20,698	373,875
Digital Realty Trust, Inc.	36,544	5,498,410
Equinix, Inc.	7,719	6,195,269
Extra Space Storage, Inc.	18,561	3,040,663
Iron Mountain, Inc.	37,014	1,566,433
QTS Realty Trust, Inc.	7,027	543,187
		23,596,113
TOTAL REITS
(Cost $104,725,066)		124,246,522
TOTAL INVESTMENTS
(Cost $104,725,066) – 98.7%		124,246,522
Other Assets in Excess of Liabilities – 1.3%		1,676,371
TOTAL NET ASSETS – 100.00%		$125,922,893
Percentages are stated as a percent of net assets.

PLC – Public Limited Company
REIT – Real Estate Investment Trust
(a)	Non-income producing security
(b)	U.S. traded security of a foreign issuer or corporation.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Vert Global Sustainable Real Estate Fund

STATEMENT OF ASSETS AND LIABILITIES
at June 30, 2021

Assets:
Investments, at value (cost of $104,725,066)	$124,246,522
Foreign currencies, at value (cost $33,175)	33,994
Receivables:
Securities sold	10,643,323
Fund shares sold	524,313
Dividends and interest	625,574
Return of Capital	3,537
Prepaid expenses	11,881
Total assets	136,089,144

Liabilities:
Payables:
Due to custodian	9,579,222
Securities purchased	397,793
Fund shares redeemed	82,956
Advisory fee	18,685
Administration and fund accounting fees	34,969
Reports to shareholders	5,751
Custody fees	10,766
Transfer agent fees and expenses	10,933
Other accrued expenses	25,176
Total liabilities	10,166,251

Net assets	$125,922,893

Net assets consist of:
Paid in capital	$104,471,636
Total accumulated earnings	21,451,257
Net assets	$125,922,893

Institutional Shares:
Net assets applicable to outstanding Institutional Shares	$125,922,893
Shares issued (Unlimited number of beneficial
interest authorized, $0.01 par value)	11,051,003
Net asset value, offering price and redemption price per share	$11.39

The accompanying notes are an integral part of these financial statements.

Vert Global Sustainable Real Estate Fund

STATEMENT OF OPERATIONS
For the Year Ended June 30, 2021

Investment income:
Dividends (net of foreign taxes withheld of $113,606)	$2,149,615
Interest	143
Total investment income	2,149,758

Expenses:
Investment advisory fees (Note 4)	348,930
Administration and fund accounting fees (Note 4)	130,799
Transfer agent fees and expenses	43,896
Legal fees	34,481
Custody fees	53,805
Federal and state registration fees	29,823
Compliance expense	16,098
Audit fees	15,001
Trustees’ fees and expenses	11,365
Reports to shareholders	9,125
Other	7,489
Total expenses before reimbursement from advisor	700,812
Expense reimbursement from advisor (Note 4)	(264,650)
Net expenses	436,162
Net investment income	1,713,596

Realized and unrealized gain (loss) on investments:
Net realized gain on transactions from:
Investments	1,546,109
Foreign currency related transactions	3,518
Long-term capital gain distributions from
regulated investment companies	1,061
Net change in unrealized gain (loss) on:
Investments	24,947,684
Foreign currency related transactions	(3,474)
Net realized and unrealized gain on investments	26,494,898
Net increase in net assets resulting from operations	$28,208,494

The accompanying notes are an integral part of these financial statements.

Vert Global Sustainable Real Estate Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	June 30, 2021	June 30, 2020
Operations:
Net investment income	$1,713,596	$1,270,683
Net realized gain on investments and foreign currency	1,550,688	190,551
Net change in unrealized appreciation
(depreciation) on investments and foreign currency	24,944,210	(6,715,492)
Net increase (decrease) in net assets
resulting from operations	28,208,494	(5,254,258)

Distributions:
Distributable earnings	(1,277,948)	(1,223,127)
Total distributions	(1,277,948)	(1,223,127)

Capital Share Transactions:
Proceeds from shares sold
Institutional shares	73,220,132	43,803,473
Proceeds from shares issued to holders
in reinvestment of dividends
Institutional shares	1,269,739	1,198,892
Cost of shares redeemed
Institutional shares	(26,134,365)	(12,073,579)
Redemption fees retained
Institutional shares	—	1,470
Net increase in net assets from
capital share transactions	48,355,506	32,930,256
Total increase in net assets	75,286,052	26,452,871

Net Assets:
Beginning of year	50,636,841	24,183,970
End of year	$125,922,893	$50,636,841

Changes in Shares Outstanding:
Shares sold
Institutional shares	7,515,448	4,736,489
Proceeds from shares issued to holders
in reinvestment of dividends
Institutional shares	133,376	112,119
Shares redeemed
Institutional shares	(2,489,982)	(1,270,737)
Net increase in shares outstanding	5,158,842	3,577,871

The accompanying notes are an integral part of these financial statements.

Vert Global Sustainable Real Estate Fund

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each year or period

Institutional Shares

	Year Ended	Year Ended	Year Ended	October 31, 2017
	June 30,	June 30,	June 30,	through
	2021	2020	2019	June 30, 2018*
Net Asset Value –
Beginning of Period	$8.59	$10.45	$10.13	$10.00

Income from
Investment Operations:
Net investment income[1]	0.19	0.32	0.28	0.23
Net realized and unrealized
gain (loss) on investments	2.76	(1.84)	0.38	(0.05)
Total from investment operations	2.95	(1.52)	0.66	0.18

Less Distributions:
Dividends from net investment income	(0.15)	(0.34)	(0.33)	(0.05)
Distributions from net realized gains	—	—	(0.01)	—
Total distributions	(0.15)	(0.34)	(0.34)	(0.05)
Redemption Fees	—	— [2]	— [2]	—	[2]

Net Asset Value – End of Period	$11.39	$8.59	$10.45	$10.13

Total Return	34.72%	(15.14)%	6.64%	1.79	%^

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$125,923	$50,637	$24,184	$7,903
Ratio of operating expenses
to average net assets:
Before reimbursements	0.80%	1.12%	1.92%	5.16	%+
After reimbursements	0.50%	0.50%	0.50%	0.50	%+
Ratio of net investment income (loss)
to average net assets:
Before reimbursements	1.66%	2.64%	1.36%	(1.18	)%+
After reimbursements	1.96%	3.26%	2.78%	3.48	%+
Portfolio turnover rate	19%	18%	10%	11	%^

*	Commencement of operations for Institutional Shares was October 31, 2017.
+	Annualized
^	Not Annualized
[1]	The net investment income per share was calculated using the average shares outstanding method.
[2]	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

Vert Global Sustainable Real Estate Fund

NOTES TO FINANCIAL STATEMENTS
at June 30, 2021

NOTE 1 – ORGANIZATION

The Vert Global Sustainable Real Estate Fund (the “Fund”) is a series of Manager Directed Portfolios (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and was organized as a Delaware statutory trust on April 4, 2006. The Fund is an open-end investment management company and is a diversified series of the Trust.  The Fund commenced operations on October 31, 2017 and currently only offers Institutional Shares. Vert Asset Management, LLC (the “Advisor”) serves as the investment advisor to the Fund. Dimensional Fund Advisors LP (the “Sub-Advisor”) serves as the sub-advisor to the Fund.  The investment objective of the Fund is to seek long term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund.  These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 3.

B.
Federal Income Taxes:  It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.  Therefore, no federal income or excise tax provisions are required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions to be taken or expected to be taken on a tax return.  The tax returns for the Fund for the prior three fiscal years are open for examination.  The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Delaware.

C.
Securities Transactions, Income and Distributions:  Securities transactions are accounted for on the trade date.  Realized gains and losses on securities sold are determined on the basis of identified cost.  Interest income is recorded on an accrual basis.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Vert Global Sustainable Real Estate Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at June 30, 2021

The Fund distributes substantially all of its net investment income, if any, quarterly, and net realized capital gains, if any, annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.  The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which may differ from GAAP.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax treatment.

The Fund is charged for those expenses that are directly attributable to it, such as investment advisory, custody and transfer agent fees.  Expenses that are not attributable to a Fund are typically allocated among the funds in the Trust proportionately based on allocation methods approved by the Board of Trustees (the “Board”).  Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

D.
Use of Estimates:  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period.  Actual results could differ from those estimates.

E.
Redemption Fees:  The Fund charged a 1% redemption fee to shareholders who redeem shares held for 180 days or less.  Such fees are retained by the Fund and accounted for as an addition to paid-in capital.  The Fund eliminated the redemption fee on October 31, 2019.

F.
Reclassification of Capital Accounts:  GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

G.
Foreign Currency:  Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation.  Purchases and sales of investments and income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions.  The Fund does not isolate the portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from fluctuations resulting from changes in the market prices of securities held.  Such fluctuations are included with the net realized and unrealized gain/loss on investments.  Foreign investments present additional risks due to currency fluctuations, economic and political factors, lower liquidity, government regulations, differences in accounting standards, and other factors.

Vert Global Sustainable Real Estate Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at June 30, 2021

H.
Events Subsequent to the Fiscal Year End:  In preparing the financial statements as of June 30, 2021, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements and has concluded that no additional disclosures are necessary.

I.
Recent Accounting Pronouncements and Rule Issuances:  In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”).  Rule 18f-4 will impose limits on the amount of derivatives a Fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is greater than a limited specified amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.  Funds will be required to comply with Rule 18f-4 by August 19, 2022.  It is not currently clear what impact, if any, Rule 18f-4 will have on the availability, liquidity or performance of derivatives.  Management is currently evaluating the potential impact of Rule 18f-4 on the Fund.  When fully implemented, Rule 18f-4 may require changes in how a Fund uses derivatives, adversely affect the Fund’s performance and increase costs related to the Fund’s use of derivatives.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”).  Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act.  Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions.  Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security.  In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments.  The Funds will be required to comply with the rules by September 8, 2022.  Management is currently assessing the potential impact of the new rules on the Funds’ financial statements.

NOTE 3 – SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the fiscal period, and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted, quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the date of measurement.

Vert Global Sustainable Real Estate Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at June 30, 2021

Level 2 –
Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).

Level 3 –
Significant unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities:  Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds and real estate investment trusts (REITs), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the mean between the bid and asked prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its net asset value (“NAV”) because most foreign markets close well before such time.  The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim.  In certain circumstances, it may be determined that a security needs to be fair valued because it appears that the value of the security might have been materially affected by an event (a “Significant Event”) occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV.  A Significant Event may relate to a single issuer or to an entire market sector, or even occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts, or significant government actions.

Registered Investment Companies:  Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Vert Global Sustainable Real Estate Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at June 30, 2021

Short-Term Debt Securities:  Debt securities, including short-term debt instruments having a maturity of less than 60 days, are valued at the evaluated mean price supplied by an approved pricing service.  Pricing services may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations.  In the absence of prices from a pricing service, the securities will be priced in accordance with the procedures adopted by the Board.  Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board has delegated day-to-day valuation issues to a Valuation Committee of the Trust which, as of June 30, 2021, was comprised of officers of the Trust.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available, or the closing price does not represent fair value, by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume, news events and significant events such as those described previously.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The fair valuation of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts.  The Fund uses ICE Data Services (“ICE”) as a third party fair valuation vendor. ICE provides a fair value for foreign securities in the Fund based on certain factors and methodologies applied by ICE in the event that there is a movement in the U.S. markets that exceeds a specific threshold established by the Valuation Committee.  The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ values as determined by the Board or its designee instead of being determined by the market.  Using a fair value pricing methodology to price a foreign security may result in a value that is different from the foreign security’s most recent closing price and from the prices used by other investment companies to calculate their NAVs and are generally classified in Level 2 of the fair valuation hierarchy.  Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

Vert Global Sustainable Real Estate Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at June 30, 2021

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2021:

	Level 1	Level 2	Level 3	Total
REITs
Diversified REITs	$1,811,536	$11,056,937	$—	$12,868,473
Health Care REITs	10,018,032	—	—	10,018,032
Hotel & Resort REITs	2,637,960	—	—	2,637,960
Industrial REITs	12,907,359	7,956,014	—	20,863,373
Office REITs	11,777,174	4,438,912	—	16,216,086
Residential REITs	17,090,503	1,432,335	—	18,522,838
Retail REITs	9,963,421	9,560,226	—	19,523,647
Specialized REITs	23,222,238	373,875	—	23,596,113
Total REITs	89,428,223	34,818,299	—	124,246,522
Total Investments in Securities	$89,428,223	$34,818,299	$—	$124,246,522

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the fiscal year ended June 30, 2021, the Advisor provided the Fund with investment management services under an Investment Advisory Agreement.  The Advisor furnishes all investment advice, office space, and facilities, and provides most of the personnel needed by the Fund.  As compensation for its services, the Advisor is entitled to a monthly fee at an annual rate of 0.40% of the average daily net assets of the Fund.  For the fiscal year ended June 30, 2021, the Fund incurred $348,930 in advisory fees.  The Advisor has hired Dimensional Fund Advisors LP as a sub-advisor to the Fund.  The Advisor pays the Sub-Advisor fee for the Fund from its own assets and these fees are not an additional expense of the Fund.

The Fund is responsible for its own operating expenses.  The Advisor has contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that the net annual operating expenses [excluding Rule 12b-1 plan fees, shareholder servicing plan fees, any front-end or contingent deferred loads, acquired fund fees and expenses, taxes, leverage, brokerage commissions, interest and extraordinary expenses (collectively, “Excludable Expenses”)] do not exceed the following amount of the average daily net assets for the Institutional Shares:

Institutional Shares	0.50%

For the fiscal year ended June 30, 2021, the Advisor reduced its fees and absorbed Fund expenses in the amount of $264,650 for the Fund. The waivers and reimbursements will remain in effect through at least October 31, 2022, unless terminated sooner by, or with the consent of, the Board.

Vert Global Sustainable Real Estate Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at June 30, 2021

The Advisor may request recoupment of previously waived fees and paid expenses in any subsequent month in the three-year period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made.  Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.  Cumulative expenses subject to recapture pursuant to the aforementioned conditions expire as follows:

6/30/2022	6/30/2023	6/30/2024	Total
$239,547	$242,089	$264,650	$746,286

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, LLC (“Fund Services” or the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals.  Fund Services also serves as the fund accountant and transfer agent to the Fund.  Vigilant Compliance, LLC serves as the Chief Compliance Officer to the Fund.  U.S. Bank N.A., an affiliate of Fund Services, serves as the Fund’s custodian.  For the fiscal year ended June 30, 2021, the Fund incurred the following expenses for administration, fund accounting, transfer agency and custody fees:

Administration & fund accounting	$130,799
Custody	$53,805
Transfer agency(a)	$25,892

(a) Does not include out-of-pocket expenses.

At June 30, 2021, the Fund had payables due to Fund Services for administration, fund accounting and transfer agency fees and to U.S. Bank N.A. for custody fees in the following amounts:

Administration & fund accounting	$34,969
Custody	$10,766
Transfer agency(a)	$6,391

(a) Does not include out-of-pocket expenses.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. On July 7, 2021, Foreside Financial Group, LLC (“Foreside”), the parent company of Quasar Distributors, LLC (“Quasar”), the Fund’s distributor, announced that it had entered into a definitive purchase and sale agreement with Genstar Capital (“Genstar”) such that Genstar would acquire a majority stake in Foreside.

Vert Global Sustainable Real Estate Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at June 30, 2021

The transaction is expected to close at the end of the third quarter of 2021. Quasar will remain the Fund’s distributor at the close of the transaction, subject to Board approval.

Certain officers of the Fund are employees of the Administrator and are not paid any fees by the Fund for serving in such capacities.

NOTE 5 – SECURITIES TRANSACTIONS

For the fiscal year ended June 30, 2021, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

Purchases	Sales
$65,103,471	$16,528,135

There were no purchases or sales of long-term U.S. Government securities.

NOTE 6 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

As of June 30, 2021, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments(a)	$107,083,184
Gross unrealized appreciation	21,794,590
Gross unrealized depreciation	(4,598,077)
Net unrealized depreciation	17,196,513
Undistributed ordinary income	2,559,894
Undistributed long-term capital gain	1,698,249
Total distributable earnings	4,258,143
Other accumulated gains/(losses)	(3,399)
Total accumulated earnings/(losses)	$21,451,257

(a)	The difference between the book basis and tax basis net unrealized appreciation and cost is attributable primarily to wash sales and passive foreign investment companies.

As of June 30, 2021, the Fund had no long-term or short-term tax basis capital losses  to offset future capital gains.

The tax character of distributions paid during the fiscal year ended June 30, 2021 and the fiscal year ended June 30, 2020 was as follows:

	Year Ended	Year Ended
	June 30, 2021	June 30, 2020
Ordinary income	$1,277,948	$1,223,127
Long-term capital gains	$—	$—
	$1,277,948	$1,223,127

Vert Global Sustainable Real Estate Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at June 30, 2021

NOTE 7 – PRINCIPAL RISKS

Below are summaries of some, but not all, of the principal risks of investing in the Fund, each of which could adversely affect the Fund’s NAV, market price, yield, and total return. Further information about investment risks is available in the Fund’s prospectus and Statement of Additional Information.

General Market Risk; Recent Market Events:  The value of the Fund’s shares will fluctuate based on the performance of the Fund’s investments and other factors affecting the securities markets generally. Certain investments selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time. The value of the Fund’s investments may go up or down, sometimes dramatically and unpredictably, based on current market conditions, such as real or perceived adverse political or economic conditions, inflation, changes in interest rates, lack of liquidity in the fixed income markets or adverse investor sentiment.

U.S. and international markets have experienced volatility in recent months and years due to a number of economic, political and global macro factors, including the impact of the coronavirus (COVID-19) global pandemic, which has resulted in a public health crisis, business interruptions, growth concerns in the U.S. and overseas, layoffs, rising unemployment claims, changed travel and social behaviors and reduced consumer spending. The effects of COVID-19 may lead to a substantial economic downturn or recession in the U.S. and global economies, the recovery from which is uncertain and may last for an extended period of time.

Equity Market Risk:  Equity securities are susceptible to general stock market fluctuations due to economic, market, political and issuer-specific considerations and to potential volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

Foreign Securities and Currency Risk:  Foreign securities are subject to risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Those risks are increased for investments in emerging markets. Securities that are denominated in foreign currencies are subject to further risk that the value of the foreign currency will fall in relation to the U.S. dollar and/or will be affected by volatile currency markets or actions of U.S. and foreign governments or central banks.  Income earned on foreign securities may be subject to foreign withholding taxes.

Management Risk:  The ability of the Fund to meet its investment objective is directly related to the Advisor’s and Sub-Advisor’s management of the Fund. The value of your investment in the Fund may vary with the effectiveness of the Advisor’s research, analysis and asset allocation among portfolio securities. If the investment strategies do not produce the expected results, the value of your investment could be diminished or even lost entirely.

New Fund Risk:  There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.

Vert Global Sustainable Real Estate Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at June 30, 2021

Liquidation of the Fund can be initiated without shareholder approval by the Board if it determines that liquidation is in the best interest of shareholders. As a result, the timing of the Fund’s liquidation may not be favorable.

Real Estate Investment Risk:  The risks related to investments in real estate securities include, but are not limited to, adverse changes in general economic and local market conditions; adverse developments in employment; changes in supply or demand for similar or competing properties; unfavorable changes in applicable taxes, governmental regulations, or interest rates; operating or developmental expenses and lack of available financing.

REIT Risk:  A REIT’s share price may decline because of adverse developments affecting the real estate industry, including changes in interest rates.  The returns from REITs may trail returns from the overall market.  The Fund’s investments in REITs may be subject to special tax rules, or a particular REIT may fail to qualify for the favorable federal income tax treatment applicable to REITs, the effect of which may have adverse tax consequences for the Fund and shareholders.

Real Estate-Related Securities Concentration Risk:  The Fund could lose money due to the performance of real estate-related securities even if securities markets generally are experiencing positive results.

NOTE 8 – GUARANTEES AND INDEMNIFICATIONS

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss to be remote.

NOTE 9 – CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2021, Charles Schwab & Co., Inc. held 43% of the outstanding Institutional Shares of the Fund. TD Ameritrade, Inc. held 26% of the outstanding Institutional Shares of the Fund. The Fund has no knowledge as to whether all or any portion of the shares owned of record by Charles Schwab & Co., Inc. or TD Ameritrade, Inc. are also owned beneficially.

Vert Global Sustainable Real Estate Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Manager Directed Portfolios
and the Shareholders of Vert Global Sustainable Real Estate Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Vert Global Sustainable Real Estate Fund, a series of shares of beneficial interest in Manager Directed Portfolios (the “Fund”), including the schedule of investments, as of June 30, 2021, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the three-year period then ended and for the period October 31, 2017 (commencement of operations) through June 30, 2018, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2021, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and its financial highlights for each of the years in the three-year period then ended and for the period October 31, 2017 through June 30, 2018, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of June 30, 2021 by correspondence with the custodian, brokers, or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  We believe that our audits provide a reasonable basis for our opinion.

BBD, LLP

We have served as the auditor of one or more of the Funds in the Manager Directed Portfolios since 2007.

Philadelphia, Pennsylvania
August 27, 2021

Vert Global Sustainable Real Estate Fund

EXPENSE EXAMPLE
June 30, 2021 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including sales charges (loads), if applicable; and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period indicated and held for the entire period from January 1, 2021 to June 30, 2021 for the Institutional Shares.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.  There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $15 fee is charged to the account annually) that would increase the amount of expenses paid on your account.  The example below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  As noted above, there are some account fees that are charged to certain types of accounts that would increase the amount of expense paid on your account.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Vert Global Sustainable Real Estate Fund

EXPENSE EXAMPLE (Continued)
June 30, 2021 (Unaudited)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	1/1/2021	6/30/2021	1/1/2021-6/30/2021
Actual
Institutional Shares	$1,000.00	$1,184.00	$2.71

Hypothetical (5% return
before expenses)
Institutional Shares	$1,000.00	$1,022.32	$2.51

(1)	Expenses are equal to the Institutional Shares’ annualized expense ratio of 0.50% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the period).

Vert Global Sustainable Real Estate Fund

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM
(Unaudited)

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended, the Fund, a series of Manager Directed Portfolios (the “Trust”), has adopted and implemented a liquidity risk management program tailored specifically to the Fund (the “Program”). The Program seeks to promote effective liquidity risk management for the Fund and to protect Fund shareholders from dilution of their interests. The Board has designated the Fund’s investment advisor to serve as the administrator of the Program (the “Program Administrator”). Personnel of the Fund’s investment advisor conduct the day-to-day operation of the Program pursuant to policies and procedures administered by the Program Administrator. The Program Administrator is required to provide a written annual report to the Board and the chief compliance officer of the Trust regarding the adequacy and effectiveness of the Program and any material changes to the Program.

Under the Program, the Program Administrator manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. The Program assesses liquidity risk under both normal and reasonably foreseeable stressed market conditions. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. The Program Administrator’s process of determining the degree of liquidity of the Fund’s investments is supported by one or more third-party liquidity assessment vendors.

On November 10, 2020, the Board reviewed the Program Administrator’s assessment of the operation and effectiveness of the Program for the period June 1, 2019 through June 30, 2020 (the “Report”) and a memorandum regarding the Report prepared by the Trust’s chief compliance officer. The Report noted that the Fund’s portfolio is expected to continue to primarily hold highly liquid investments and the determination that the Fund be designated as a “primarily highly liquid fund” (as defined in Rule 22e-4) remains appropriate. The Fund can therefore continue to rely on the exclusion in Rule 22e-4 from the requirements to determine and review a highly liquid investment minimum for the Fund and to adopt policies and procedures for responding to a highly liquid investment minimum shortfall. The Report noted that there were no breaches of the Fund’s restriction on holding illiquid investments exceeding 15% of its net assets during the review period. The Report confirmed that the Fund’s investment strategy was appropriate for an open-end management investment company. The Report also indicated that no material changes had been made to the Program during the review period.

The Program Administrator determined that the Fund is reasonably likely to be able to meet redemption requests without adversely affecting non-redeeming Fund shareholders through significant dilution. The Program Administrator concluded that the during the review period, the Program was adequately designed and effectively operating to monitor the liquidity risk to the Fund, taking into account the size of the Fund, the type of business conducted, and other relevant factors.

Vert Global Sustainable Real Estate Fund

NOTICE TO SHAREHOLDERS
at June 30, 2021 (Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-844-740-VERT or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the most recent 12-Month Period Ended June 30

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available no later than August 31 without charge, upon request, by 1-844-740-VERT.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-PORT

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT).  The Fund’s Part F of Form N-PORT is available on the SEC’s website at http://www.sec.gov.  Information included in the Fund’s Part F of Form N-PORT is also available, upon request, by calling 1-844-740-VERT.

Householding

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more  accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-844-740-VERT to request individual copies of these documents. Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

Other Tax Information (Unaudited)

For the year ended June 30, 2021, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Vert Global Sustainable Real Estate Fund	30.4%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended June 30, 2021 was as follows:

Vert Global Sustainable Real Estate Fund	0.0%

Vert Global Sustainable Real Estate Fund

TRUSTEES AND OFFICERS
(Unaudited)

The business and affairs of the Trust are managed under the oversight of the Board, subject to the laws of the State of Delaware and the Trust’s Agreement and Declaration of Trust. The Board, as of January 1, 2021, is currently comprised of four trustees who are not interested persons of the Trust within the meaning of the 1940 Act (the “Independent Trustees”). The Trustees are responsible for deciding matters of overall policy and overseeing the actions of the Trust’s service providers. The officers of the Trust conduct and supervise the Trust’s daily business operations.

Number of
			Funds	Other
	Position(s) Held		in Fund	Directorships
Name,	with the Trust		Complex	Held by Trustee
Year of Birth	and Length of	Principal Occupation(s)	Overseen by	During the Past
and Address(1)	Time Served(2)	During the Past Five Years	Trustee(3)	Five Years
INDEPENDENT TRUSTEES

Gaylord B. Lyman	Trustee and Audit	Senior Portfolio Manager,	9	None
(Born 1962)	Committee	Affinity Investment Advisors,
	Chairman, since	LLC, since 2017; Managing
	April 2015	Director of Kohala Capital
Partners, LLC (2011 – 2016).

Scott Craven Jones	Trustee since	Managing Director, Carne Global	9	Trustee,
(Born 1962)	July 2016 and	Financial Services (US) LLC		Madison Funds,
	Lead Independent	(a provider of independent		since 2019
	Trustee since	governance and distribution		(18 portfolios);
	May 2017	support for the asset management		Trustee,
		industry), since 2013; interim		XAI Octagon
		Managing Director, Park		Floating Rate
		Agency, Inc., since 2020.		& Alternative
Income Term
Trust, since 2017
(2 portfolios);
Director,
Guestlogix Inc.
(a provider of
ancillary-focused
technology to the
travel industry)
(2015 – 2016).

Vert Global Sustainable Real Estate Fund

TRUSTEES AND OFFICERS (Continued)
(Unaudited)

Number of
			Funds	Other
	Position(s) Held		in Fund	Directorships
Name,	with the Trust		Complex	Held by Trustee
Year of Birth	and Length of	Principal Occupation(s)	Overseen by	During the Past
and Address(1)	Time Served(2)	During the Past Five Years	Trustee(3)	Five Years
Lawrence T.	Trustee since	Senior Vice President and Chief	9	None
Greenberg	July 2016	Legal Officer, The Motley Fool
(Born 1963)		Holdings, Inc., since 1996;
Venture Partner and General
Counsel, Motley Fool Ventures
LP, since 2018; Manager, Motley
Fool Wealth Management, LLC,
since 2013; Adjunct Professor,
Washington College of Law,
American University, since
2006; General Counsel Motley
Fool Asset Management, LLC
(2008 – 2019).

James R. Schoenike	Trustee since	Distribution consultant since	9	None
(Born 1959)	July 2016(4)	2018, President and CEO,
Board of Managers, Quasar
Distributors, LLC (2013 – 2018).

(1)	The address of each Trustee as it relates to the Trust’s business is c/o U.S. Bank Global Fund Services, 615 East Michigan Street, Milwaukee, WI 53202.
(2)	Each Trustee serves during the continued lifetime of the Trust until he dies, resigns, is declared bankrupt or incompetent by a court of competent jurisdiction, or is removed.
(3)	The Trust currently has nine active portfolios. As of June 30, 2021, one portfolio of the Trust (the Dakota Emerging Markets Fund) has been registered but has not yet commenced operations.
(4)	Prior to January 1, 2021, Mr. Schoenike was considered to be an “interested person” of the Fund by virtue of his previous position as President of Quasar Distributors, LLC.

Vert Global Sustainable Real Estate Fund

TRUSTEES AND OFFICERS (Continued)
(Unaudited)

As of the date of this report, no Independent Trustee nor any of his immediate family members (i.e., spouse or dependent children) serves as an officer or director or is an employee of the Advisor, Sub-Advisor or Distributor, or any of their respective affiliates, nor is such person an officer, director or employee of any company controlled by or under common control with such entities.

Name,	Position(s) Held with
Year of Birth	Trust and Length
and Address	of Time Served(3)	Principal Occupation(s) During Past Five Years
OFFICERS

Scott M. Ostrowski(1)	President and Principal	Senior Vice President, Compliance and
(Born 1980)	Executive Officer,	Administration, Fund Services, since 2006
since August 10, 2021

Matthew J. McVoy(1)	Vice President,	Assistant Vice President, Compliance and
(Born 1980)	Treasurer and Principal	Administration, Fund Services, since 2005
Financial Officer,
since July 1, 2016(4)

Colton W. Scarmardo(1)	Assistant Treasurer,	Fund Administrator, Compliance and Administration,
(Born 1997)	since May 11, 2021	Fund Services, since 2019; Business Administration
Student, 2015 – 2019

Justin Dausch(2)	Chief Compliance	Director, Vigilant, since 2017; Compliance Associate,
(Born 1989)	Officer and	HSBC (investment banking company), 2015 – 2017
Anti-Money Laundering
Compliance Officer,
since January 1, 2020

Alyssa M. Bernard(1)	Vice President	Vice President, Compliance and Administration,
(Born 1988)	and Secretary, since	Fund Services, since 2021; Assistant Vice President,
	August 20, 2019(4)	Compliance and Administration, Fund Services,
2018 – 2021; Attorney, Mutual Fund Disclosure,
Waddell & Reed Financial, Inc., 2017 – 2018;
Attorney, Corporate Governance, American
Century Companies, Inc., 2014 – 2017

(1)	The mailing address of this officer is: 615 East Michigan Street, Milwaukee, Wisconsin 53202.
(2)	The mailing address of this officer is: 223 Wilmington West Chester Pike, Suite 216, Chadds Ford, Pennsylvania 19317.
(3)	Each officer is elected annually and serves until his or her successor has been duly elected and qualified.
(4)	Mr. McVoy and Ms. Bernard have served as Vice Presidents of the Trust, in addition to their other positions held with the Trust, since May 11, 2021.

The Statement of Additional Information includes additional information about the Fund’s Trustees and Officers and is available, without charge, upon request by calling 1-844-740-VERT.

Vert Global Sustainable Real Estate Fund

NOTICE OF PRIVACY POLICY & PRACTICES

Protecting the privacy of Fund shareholders is important to us.  The following is a description of the practices and policies through which we protect the privacy and security of your non-public personal information.

What Information We Collect

We collect and maintain information about you so that we can open and maintain your account in the Fund and provide various services to you.  We collect non-public personal information about you from the following sources:

•	information we receive about you on applications or other forms;

•	information you give us orally; and

•	information about your transactions with us or others.

The types of non-public personal information we collect and share can include:

•	social security number;

•	account balances;

•	account transactions;

•	transaction history;

•	wire transfer instructions; and

•	checking account information.

What Information We Disclose

We do not disclose any non-public personal information about shareholders or former shareholders of the Fund without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.

How We Protect Your Information

All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

If you have any questions or concerns regarding this notice or our Privacy Policy, please contact us at 844-740-VERT.

(This Page Intentionally Left Blank.)

Investment Advisor
Vert Asset Management, LLC
85 Liberty Ship Way, Suite 201
Sausalito, CA  94965

Distributor
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI  53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
(844) 740-VERT

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, WI  53212

Independent Registered Public Accounting Firm
BBD, LLP
1835 Market Street, 3rd Floor
Philadelphia, PA  19103

Legal Counsel
Godfrey & Kahn S.C.
833 East Michigan Street, Suite 1800
Milwaukee, WI   53202

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

(b)	Not Applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any substantive amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Experts.

The registrant’s Board of Trustees has determined that there are at least two audit committee financial experts serving on its audit committee.  Messrs. Gaylord B. Lyman and Scott C. Jones  are the “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N‑CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 6/30/2021	FYE 6/30/2020
Audit Fees	$12,000	$12,000
Audit-Related Fees	N/A	N/A
Tax Fees	$3,000	$3,000
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by BBD, LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 6/30/2021	FYE 6/30/2020
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 6/30/2021	FYE 6/30/2020
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b) Not Applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the fourth fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject to the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Manager Directed Portfolios

By (Signature and Title)*    /s/Scott M. Ostrowski
Scott M. Ostrowski, President/
Principal Executive Officer

Date        8/31/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Scott M. Ostrowski
Scott M. Ostrowski, President/
Principal Executive Officer

Date        8/31/2021

By (Signature and Title)*    /s/Matthew J. McVoy
Matthew J. McVoy, Treasurer/
Principal Financial Officer

Date        8/31/2021

* Print the name and title of each signing officer under his or her signature.